LOANS AND ALLOWANCE FOR LOAN LOSSES - Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Financing Receivable, Modifications [Line Items]
Total	$ 657,000	$ 505,000
Specific reserves on TDRs	$ 17,000	$ 4,000
Troubled Debt Restructurings:
Number of Contracts | contract	3,000	4,000
Pre-Modification Outstanding Recorded Investment	$ 392,000	$ 338,000
Post-Modification Outstanding Recorded Investment	375,000	334,000
Increase in allowance for loan losses due to TDRs	0	0
Troubled debt restructuring charge-offs	$ 0	$ 0
Commercial and industrial
Troubled Debt Restructurings:
Number of Contracts | contract	2,000	1,000
Pre-Modification Outstanding Recorded Investment	$ 381,000	$ 90,000
Post-Modification Outstanding Recorded Investment	$ 364,000	$ 90,000
Commercial real estate
Troubled Debt Restructurings:
Number of Contracts | contract
Pre-Modification Outstanding Recorded Investment	$ 0
Post-Modification Outstanding Recorded Investment	$ 0
Consumer
Troubled Debt Restructurings:
Number of Contracts | contract	0
Pre-Modification Outstanding Recorded Investment	$ 0
Post-Modification Outstanding Recorded Investment	$ 0
1-4 family residential
Troubled Debt Restructurings:
Number of Contracts | contract	1,000	3,000
Pre-Modification Outstanding Recorded Investment	$ 11,000	$ 248,000
Post-Modification Outstanding Recorded Investment	$ 11,000	244,000
Farmland
Troubled Debt Restructurings:
Number of Contracts | contract	0
Pre-Modification Outstanding Recorded Investment	$ 0
Post-Modification Outstanding Recorded Investment	$ 0
Multi-family residential
Troubled Debt Restructurings:
Number of Contracts | contract	0
Pre-Modification Outstanding Recorded Investment	$ 0
Post-Modification Outstanding Recorded Investment	$ 0
Agricultural
Troubled Debt Restructurings:
Number of Contracts | contract	0
Pre-Modification Outstanding Recorded Investment	$ 0
Post-Modification Outstanding Recorded Investment	0
Nonaccrual TDRs
Financing Receivable, Modifications [Line Items]
Total	0	43,000
Performing TDRs
Financing Receivable, Modifications [Line Items]
Total	$ 657,000	$ 462,000